Net Asset Value Per Share (Details) - 401(k) Retirement Savings Plan - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Fair Value Measurements
Total investments, at fair value	$ 794,449,092	$ 615,799,783
NAV
Fair Value Measurements
Total investments, at fair value	$ 18,604	$ 30,251,508